Federated Hermes Government Ultrashort Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—47.8%
		Federal Home Loan Mortgage Corporation REMIC—13.8%
$ 106,166		Series 242, Class F29, 0.441% (1-month USLIBOR +0.250%), 11/15/2036	$ 106,231
79,213		Series 244, Class F22, 0.541% (1-month USLIBOR +0.350%), 12/15/2036	79,563
186,632		Series 244, Class F30, 0.491% (1-month USLIBOR +0.300%), 12/15/2036	187,084
16,329,171		Series 317, Class F3, 0.711% (1-month USLIBOR +0.520%), 11/15/2043	16,590,178
40,568		Series 1534, Class J, 1.091% (1-month USLIBOR +0.900%), 6/15/2023	40,699
64,473		Series 1632, Class FB, 1.391% (1-month USLIBOR +1.200%), 11/15/2023	64,823
80,267		Series 2111, Class MA, 0.691% (1-month USLIBOR +0.500%), 1/15/2029	80,715
82,012		Series 2111, Class MB, 0.691% (1-month USLIBOR +0.500%), 1/15/2029	82,470
83,757		Series 2111, Class MC, 0.691% (1-month USLIBOR +0.500%), 1/15/2029	84,224
55,005		Series 2286, Class FA, 0.591% (1-month USLIBOR +0.400%), 2/15/2031	55,279
120,410		Series 2296, Class FC, 0.691% (1-month USLIBOR +0.500%), 6/15/2029	121,557
198,605		Series 2326, Class FJ, 1.141% (1-month USLIBOR +0.950%), 6/15/2031	202,421
318,990		Series 2344, Class FP, 1.141% (1-month USLIBOR +0.950%), 8/15/2031	325,208
143,751		Series 2367, Class FG, 0.811% (1-month USLIBOR +0.620%), 6/15/2031	145,765
57,777		Series 2380, Class FI, 0.791% (1-month USLIBOR +0.600%), 6/15/2031	58,306
340,666		Series 2380, Class FL, 0.791% (1-month USLIBOR +0.600%), 11/15/2031	344,105
193,638		Series 2386, Class FE, 0.891% (1-month USLIBOR +0.700%), 6/15/2031	196,640
78,723		Series 2389, Class FI, 0.941% (1-month USLIBOR +0.750%), 6/15/2031	80,033
18,667		Series 2395, Class FT, 0.641% (1-month USLIBOR +0.450%), 12/15/2031	18,793
26,550		Series 2396, Class FL, 0.791% (1-month USLIBOR +0.600%), 12/15/2031	26,855
214,791		Series 2412, Class OF, 1.141% (1-month USLIBOR +0.950%), 12/15/2031	219,418
130,455		Series 2418, Class FO, 1.091% (1-month USLIBOR +0.900%), 2/15/2032	131,796
70,846		Series 2451, Class FC, 1.191% (1-month USLIBOR +1.000%), 5/15/2031	72,418
6,647		Series 2452, Class FG, 0.741% (1-month USLIBOR +0.550%), 3/15/2032	6,730
100,979		Series 2460, Class FE, 1.191% (1-month USLIBOR +1.000%), 6/15/2032	103,128
44,302		Series 2470, Class FI, 0.591% (1-month USLIBOR +0.400%), 10/15/2026	44,528
71,825		Series 2470, Class FW, 1.191% (1-month USLIBOR +1.000%), 5/15/2031	73,419
68,769		Series 2470, Class FX, 1.191% (1-month USLIBOR +1.000%), 5/15/2031	70,295
101,433		Series 2470, Class GF, 1.191% (1-month USLIBOR +1.000%), 6/15/2032	103,591
56,311		Series 2471, Class FS, 0.691% (1-month USLIBOR +0.500%), 2/15/2032	56,978
262,224		Series 2475, Class FL, 1.191% (1-month USLIBOR +1.000%), 2/15/2032	268,419
174,815		Series 2476, Class FC, 1.191% (1-month USLIBOR +1.000%), 2/15/2032	178,945
107,848		Series 2477, Class FD, 0.591% (1-month USLIBOR +0.400%), 7/15/2032	108,767
124,592		Series 2479, Class FA, 0.591% (1-month USLIBOR +0.400%), 8/15/2032	125,345
52,756		Series 2481, Class FC, 1.191% (1-month USLIBOR +1.000%), 5/15/2031	53,832
117,968		Series 2493, Class F, 0.591% (1-month USLIBOR +0.400%), 9/15/2029	118,860
126,972		Series 2495, Class F, 0.591% (1-month USLIBOR +0.400%), 9/15/2032	127,510
104,967		Series 2498, Class HF, 1.191% (1-month USLIBOR +1.000%), 6/15/2032	107,200
61,744		Series 2504, Class FP, 0.691% (1-month USLIBOR +0.500%), 3/15/2032	62,490
211,187		Series 2526, Class FC, 0.591% (1-month USLIBOR +0.400%), 11/15/2032	212,245
173,122		Series 2530, Class FK, 0.591% (1-month USLIBOR +0.400%), 6/15/2029	174,446
301,315		Series 2551, Class FD, 0.591% (1-month USLIBOR +0.400%), 1/15/2033	303,917
61,412		Series 2571, Class FK, 0.691% (1-month USLIBOR +0.500%), 9/15/2023	61,579
50,909		Series 2610, Class FD, 0.691% (1-month USLIBOR +0.500%), 12/15/2032	51,347
901,844		Series 2631, Class FC, 0.591% (1-month USLIBOR +0.400%), 6/15/2033	906,978
213,452		Series 2671, Class F, 0.641% (1-month USLIBOR +0.450%), 9/15/2033	214,982

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$ 273,542		Series 2684, Class FV, 1.091% (1-month USLIBOR +0.900%), 10/15/2033	$ 279,647
1,122,614		Series 2750, Class FG, 0.506% (1-month USLIBOR +0.400%), 2/15/2034	1,128,283
2,768,888		Series 2750, Class FH, 0.606% (1-month USLIBOR +0.500%), 2/15/2034	2,794,241
174,451		Series 2796, Class FD, 0.541% (1-month USLIBOR +0.350%), 7/15/2026	175,224
480,192		Series 2812, Class LF, 0.591% (1-month USLIBOR +0.400%), 6/15/2034	483,189
353,840		Series 3036, Class NF, 0.491% (1-month USLIBOR +0.300%), 8/15/2035	354,648
71,812		Series 3085, Class FW, 0.891% (1-month USLIBOR +0.700%), 8/15/2035	73,346
522,767		Series 3085, Class VF, 0.511% (1-month USLIBOR +0.320%), 12/15/2035	523,907
507,856		Series 3184, Class JF, 0.591% (1-month USLIBOR +0.400%), 7/15/2036	511,927
489,913		Series 3191, Class FE, 0.591% (1-month USLIBOR +0.400%), 7/15/2036	492,727
42,747		Series 3300, Class FA, 0.491% (1-month USLIBOR +0.300%), 8/15/2035	42,951
42,899		Series 3325, Class NF, 0.491% (1-month USLIBOR +0.300%), 8/15/2035	43,104
570,327		Series 3380, Class FP, 0.541% (1-month USLIBOR +0.350%), 11/15/2036	574,665
410,002		Series 3542, Class NF, 0.941% (1-month USLIBOR +0.750%), 7/15/2036	418,405
11,454,331		Series 4826, Class KF, 0.491% (1-month USLIBOR +0.300%), 9/15/2048	11,486,903
23,029,321		Series 4915, Class FD, 0.637% (1-month USLIBOR +0.450%), 9/25/2049	23,177,895
4,254,340		Series 4925, Class FH, 0.587% (1-month USLIBOR +0.400%), 10/25/2049	4,292,621
3,543,610		Series 4936, Class PF, 0.687% (1-month USLIBOR +0.500%), 12/25/2049	3,568,832
19,378,659		Series 4944, Class HF, 0.637% (1-month USLIBOR +0.450%), 1/25/2050	19,551,168
8,890,898		Series 4965, Class KF, 0.837% (1-month USLIBOR +0.650%), 4/25/2050	9,020,631
7,960,987		Series KF85, Class AL, 0.407% (1-month USLIBOR +0.300%), 8/25/2030	7,969,451
13,440,241		Series KF86, Class AS, 0.369% (Secured Overnight Financing Rate +0.320%), 8/25/2027	13,448,401
17,772,145		Series KF87, Class AL, 0.457% (1-month USLIBOR +0.350%), 8/25/2030	17,806,943
10,219,662		Series KF88, Class AL, 0.437% (1-month USLIBOR +0.330%), 9/25/2030	10,228,548
		TOTAL	151,297,769
		Federal National Mortgage Association REMIC—12.8%
12,228		Series 1993-62, Class FA, 1.423% (Cost of Funds - 11th District - San Francisco +1.200%), 4/25/2023	12,260
34,598		Series 1993-165, Class FE, 1.337% (1-month USLIBOR +1.150%), 9/25/2023	34,760
53,545		Series 1998-22, Class FA, 0.537% (1-month USLIBOR +0.400%), 4/18/2028	53,649
20,681		Series 2000-34, Class F, 0.637% (1-month USLIBOR +0.450%), 10/25/2030	20,804
11,157		Series 2000-37, Class FA, 0.687% (1-month USLIBOR +0.500%), 11/25/2030	11,237
7,753		Series 2001-34, Class FB, 0.389% (1-month USLIBOR +0.300%), 12/18/2028	7,756
25,808		Series 2001-34, Class FL, 0.687% (1-month USLIBOR +0.500%), 8/25/2031	25,997
169,079		Series 2001-46, Class F, 0.537% (1-month USLIBOR +0.400%), 9/18/2031	169,596
134,640		Series 2001-53, Class FX, 0.537% (1-month USLIBOR +0.350%), 10/25/2031	135,060
297,404		Series 2001-56, Class FG, 0.687% (1-month USLIBOR +0.500%), 10/25/2031	299,925
95,501		Series 2001-68, Class FD, 0.687% (1-month USLIBOR +0.500%), 12/25/2031	96,393
114,660		Series 2002-4, Class FJ, 0.637% (1-month USLIBOR +0.450%), 2/25/2032	115,401
145,268		Series 2002-8, Class FA, 0.887% (1-month USLIBOR +0.750%), 3/18/2032	147,799
144,065		Series 2002-9, Class FH, 0.687% (1-month USLIBOR +0.500%), 3/25/2032	145,178
183,880		Series 2002-17, Class JF, 1.187% (1-month USLIBOR +1.000%), 4/25/2032	188,203
180,210		Series 2002-34, Class FC, 1.137% (1-month USLIBOR +1.000%), 12/18/2031	184,298
110,621		Series 2002-37, Class F, 0.987% (1-month USLIBOR +0.800%), 11/25/2031	112,429
6,405		Series 2002-39, Class FB, 0.687% (1-month USLIBOR +0.550%), 3/18/2032	6,484
54,556		Series 2002-41, Class F, 0.737% (1-month USLIBOR +0.550%), 7/25/2032	54,922
554,506		Series 2002-47, Class NF, 1.187% (1-month USLIBOR +1.000%), 4/25/2032	566,350
85,533		Series 2002-52, Class FD, 0.687% (1-month USLIBOR +0.500%), 9/25/2032	86,436
113,784		Series 2002-53, Class FG, 1.287% (1-month USLIBOR +1.100%), 7/25/2032	116,515
375,435		Series 2002-58, Class FD, 0.787% (1-month USLIBOR +0.600%), 8/25/2032	381,194
132,023		Series 2002-64, Class FJ, 1.187% (1-month USLIBOR +1.000%), 4/25/2032	135,126
72,484		Series 2002-74, Class FV, 0.637% (1-month USLIBOR +0.450%), 11/25/2032	72,744

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$ 76,477		Series 2002-75, Class FD, 1.137% (1-month USLIBOR +1.000%), 11/18/2032	$ 78,328
251,513		Series 2002-77, Class FH, 0.537% (1-month USLIBOR +0.400%), 12/18/2032	253,379
47,273		Series 2002-82, Class FB, 0.687% (1-month USLIBOR +0.500%), 12/25/2032	47,854
195,272		Series 2002-82, Class FC, 1.187% (1-month USLIBOR +1.000%), 9/25/2032	200,031
69,054		Series 2002-82, Class FG, 0.637% (1-month USLIBOR +0.450%), 12/25/2032	69,583
373,856		Series 2002-89, Class F, 0.487% (1-month USLIBOR +0.300%), 1/25/2033	376,054
78,107		Series 2002-90, Class FH, 0.687% (1-month USLIBOR +0.500%), 9/25/2032	79,062
716,505		Series 2002-93, Class FJ, 0.737% (1-month USLIBOR +0.550%), 1/25/2033	724,754
81,041		Series 2003-2, Class FA, 0.687% (1-month USLIBOR +0.500%), 2/25/2033	82,036
86,998		Series 2003-14, Class FT, 0.687% (1-month USLIBOR +0.500%), 3/25/2033	88,060
211,228		Series 2003-19, Class FY, 0.587% (1-month USLIBOR +0.400%), 3/25/2033	213,059
157,215		Series 2003-21, Class TF, 0.637% (1-month USLIBOR +0.450%), 3/25/2033	158,935
276,722		Series 2003-66, Class FA, 0.537% (1-month USLIBOR +0.350%), 7/25/2033	278,515
309,508		Series 2003-79, Class FC, 0.637% (1-month USLIBOR +0.450%), 8/25/2033	312,446
165,625		Series 2003-102, Class FT, 0.587% (1-month USLIBOR +0.400%), 10/25/2033	166,554
382,437		Series 2003-107, Class FD, 0.687% (1-month USLIBOR +0.500%), 11/25/2033	387,389
924,358		Series 2003-116, Class HF, 0.737% (1-month USLIBOR +0.550%), 11/25/2033	937,003
300,261		Series 2003-121, Class FD, 0.587% (1-month USLIBOR +0.400%), 12/25/2033	302,127
412,796		Series 2004-2, Class FW, 0.587% (1-month USLIBOR +0.400%), 2/25/2034	415,436
638,826		Series 2004-17, Class FT, 0.587% (1-month USLIBOR +0.400%), 4/25/2034	643,870
392,769		Series 2004-49, Class FN, 0.587% (1-month USLIBOR +0.400%), 7/25/2034	395,196
1,089,317		Series 2004-49, Class FQ, 0.637% (1-month USLIBOR +0.450%), 7/25/2034	1,097,367
894,299		Series 2004-51, Class FY, 0.567% (1-month USLIBOR +0.380%), 7/25/2034	899,514
426,622		Series 2004-53, Class FC, 0.637% (1-month USLIBOR +0.450%), 7/25/2034	430,963
277,459		Series 2004-64, Class FW, 0.637% (1-month USLIBOR +0.450%), 8/25/2034	279,733
419,605		Series 2005-104, Class FA, 0.587% (1-month USLIBOR +0.400%), 12/25/2035	422,279
1,473,202		Series 2006-75, Class FP, 0.487% (1-month USLIBOR +0.300%), 8/25/2036	1,480,728
356,817		Series 2006-79, Class DF, 0.537% (1-month USLIBOR +0.350%), 8/25/2036	359,052
503,729		Series 2006-81, Class FA, 0.537% (1-month USLIBOR +0.350%), 9/25/2036	507,170
1,202,766		Series 2006-90, Class FE, 0.637% (1-month USLIBOR +0.450%), 9/25/2036	1,214,452
568,757		Series 2006-98, Class FB, 0.497% (1-month USLIBOR +0.310%), 10/25/2036	570,331
2,061,536		Series 2006-W1, Class 2AF1, 0.407% (1-month USLIBOR +0.220%), 2/25/2046	2,035,841
584,854		Series 2008-52, Class FD, 0.537% (1-month USLIBOR +0.350%), 6/25/2036	587,391
945,976		Series 2009-57, Class NF, 0.787% (1-month USLIBOR +0.600%), 2/25/2037	952,455
131,776		Series 2009-63, Class FB, 0.687% (1-month USLIBOR +0.500%), 8/25/2039	133,191
7,743,701		Series 2012-116, Class FA, 0.487% (1-month USLIBOR +0.300%), 10/25/2042	7,785,456
4,575,636		Series 2018-31, Class FD, 0.487% (1-month USLIBOR +0.300%), 5/25/2048	4,573,705
13,718,438		Series 2018-70, Class HF, 0.537% (1-month USLIBOR +0.350%), 10/25/2058	13,827,543
8,184,132		Series 2018-95, Class FB, 0.587% (1-month USLIBOR +0.400%), 1/25/2049	8,229,929
14,890,261		Series 2019-35, Class FA, 0.587% (1-month USLIBOR +0.400%), 7/25/2049	15,013,770
26,958,526		Series 2019-41, Class FD, 0.687% (1-month USLIBOR +0.500%), 8/25/2059	27,204,528
11,119,452		Series 2019-67, Class FB, 0.637% (1-month USLIBOR +0.450%), 11/25/2049	11,190,309
10,207,915		Series 2019-81, Class FJ, 0.687% (1-month USLIBOR +0.500%), 1/25/2050	10,287,879
22,235,265		Series 2020-34, Class FA, 0.637% (1-month USLIBOR +0.450%), 6/25/2050	22,384,106
		TOTAL	140,857,879
		Government National Mortgage Association REMIC—21.2%
173,985		Series 2004-59, Class FV, 0.412% (1-month USLIBOR +0.250%), 10/20/2033	174,583
153,504		Series 2009-96, Class GF, 0.576% (1-month USLIBOR +0.450%), 4/16/2039	153,798
5,555,776		Series 2010-62, Class PF, 0.662% (1-month USLIBOR +0.500%), 5/20/2040	5,616,061
3,771,585		Series 2011-23, Class KF, 0.526% (1-month USLIBOR +0.400%), 2/16/2041	3,801,790
2,357,224		Series 2011-51, Class FA, 0.562% (1-month USLIBOR +0.400%), 4/20/2041	2,375,222

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association REMIC—continued
$ 8,813,517		Series 2012-H15, Class FB, 0.601% (1-month USLIBOR +0.500%), 6/20/2062	$ 8,825,369
2,824,477		Series 2012-H18, Class FA, 0.651% (1-month USLIBOR +0.550%), 8/20/2062	2,831,521
2,843,237		Series 2012-H18, Class SA, 0.681% (1-month USLIBOR +0.580%), 8/20/2062	2,859,217
6,752,736		Series 2012-H24, Class FC, 0.501% (1-month USLIBOR +0.400%), 10/20/2062	6,751,477
8,623,722		Series 2012-H25, Class BF, 0.481% (1-month USLIBOR +0.380%), 9/20/2062	8,617,579
7,155,953		Series 2012-H29, Class BF, 0.441% (1-month USLIBOR +0.340%), 11/20/2062	7,146,060
7,797,064		Series 2012-H29, Class CF, 0.441% (1-month USLIBOR +0.340%), 2/20/2062	7,783,815
1,650,024		Series 2012-H30, Class SA, 0.471% (1-month USLIBOR +0.370%), 12/20/2062	1,648,609
5,317,948		Series 2012-H31, Class FA, 0.451% (1-month USLIBOR +0.350%), 11/20/2062	5,310,992
16,263,468		Series 2015-H02, Class FA, 0.751% (1-month USLIBOR +0.650%), 1/20/2065	16,348,915
18,402,787		Series 2015-H06, Class FB, 0.751% (1-month USLIBOR +0.650%), 2/20/2065	18,499,170
10,676,608		Series 2016-120, Class FA, 0.562% (1-month USLIBOR +0.400%), 9/20/2046	10,745,481
9,048,388		Series 2016-147, Class AF, 0.562% (1-month USLIBOR +0.400%), 10/20/2046	9,106,331
14,754,011		Series 2016-H26, Class FC, 1.101% (1-month USLIBOR +1.000%), 12/20/2066	14,977,221
18,628,767		Series 2017-H08, Class FC, 0.701% (1-month USLIBOR +0.600%), 3/20/2067	18,735,604
9,563,315		Series 2019-10, Class FC, 0.612% (1-month USLIBOR +0.450%), 1/20/2049	9,601,972
70,779,470		Series 2020-95, Class FD, 0.462% (1-month USLIBOR +0.300%), 7/20/2050	71,172,105
		TOTAL	233,082,892
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $521,137,676)	525,238,540
		GOVERNMENT AGENCIES—10.6%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—1.3%
7,000,000		0.085% (Secured Overnight Financing Rate +0.035%), 4/21/2023	7,008,974
2,000,000		0.085% (Secured Overnight Financing Rate +0.035%), 5/19/2023	1,999,065
2,000,000		0.105% (Secured Overnight Financing Rate +0.055%), 12/15/2022	2,000,738
2,000,000		0.110% (Secured Overnight Financing Rate +0.060%), 12/1/2022	2,000,644
1,000,000		0.195% (Secured Overnight Financing Rate +0.145%), 7/28/2022	1,000,527
		TOTAL	14,009,948
		Federal Farm Credit System—6.4%
5,000,000		0.100%, 10/19/2022	4,984,406
5,000,000		0.100%, 11/23/2022	4,966,884
2,000,000		0.160%, 12/5/2022	1,992,448
50,000,000		0.400%, 6/28/2024	48,572,550
10,000,000		2.650%, 3/8/2023	10,152,053
		TOTAL	70,668,341
	[1]	Federal Home Loan Bank System Floating Rate Notes—1.6%
1,500,000		0.090% (Secured Overnight Financing Rate +0.040%), 3/17/2023	1,499,581
4,200,000		0.095% (Secured Overnight Financing Rate +0.045%), 5/27/2022	4,201,055
2,000,000		0.105% (Secured Overnight Financing Rate +0.055%), 2/3/2023	2,001,758
5,000,000		0.110% (Secured Overnight Financing Rate +0.060%), 4/26/2022	5,000,217
1,600,000		0.110% (Secured Overnight Financing Rate +0.060%), 12/2/2022	1,600,483
2,500,000		0.110% (Secured Overnight Financing Rate +0.060%), 12/16/2022	2,500,557
1,000,000		0.135% (Secured Overnight Financing Rate +0.085%), 5/20/2022	1,000,121
		TOTAL	17,803,772
	[1]	Federal Home Loan Mortgage Corporation Floating Rate Notes—0.5%
2,400,000		0.115% (Secured Overnight Financing Rate +0.065%), 11/9/2022	2,400,113
2,000,000		0.140% (Secured Overnight Financing Rate +0.090%), 8/3/2022	2,000,280
750,000		0.250% (Secured Overnight Financing Rate +0.200%), 3/11/2022	750,029
		TOTAL	5,150,422
	[1]	Federal National Mortgage Association Floating Rate Notes—0.8%
1,000,000		0.220% (Secured Overnight Financing Rate +0.170%), 3/9/2022	1,000,028

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[1]	Federal National Mortgage Association Floating Rate Notes—continued
$ 1,000,000		0.270% (Secured Overnight Financing Rate +0.220%), 5/9/2022	$ 1,000,339
2,000,000		0.280% (Secured Overnight Financing Rate +0.230%), 5/6/2022	2,000,703
2,300,000		0.320% (Secured Overnight Financing Rate +0.270%), 5/4/2022	2,300,943
1,000,000		0.370% (Secured Overnight Financing Rate +0.320%), 4/27/2022	1,000,449
1,500,000		0.370% (Secured Overnight Financing Rate +0.320%), 4/28/2022	1,500,688
		TOTAL	8,803,150
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $118,002,275)	116,435,633
		U.S. TREASURIES—5.3%
	[2]	U.S. Treasury Bills—2.6%
5,000,000		United States Treasury Bills, 0.072%, 7/14/2022	4,989,711
5,000,000		United States Treasury Bills, 0.160%, 6/23/2022	4,992,582
5,000,000		United States Treasury Bills, 0.210%, 6/30/2022	4,992,017
5,000,000		United States Treasury Bills, 0.220%, 7/7/2022	4,990,564
1,000,000		United States Treasury Bills, 0.240%, 12/1/2022	994,859
2,000,000		United States Treasury Bills, 0.630%, 1/26/2023	1,983,448
5,000,000		United States Treasury Bills, 0.770%, 8/18/2022	4,984,625
		TOTAL	27,927,806
		U.S. Treasury Notes—2.7%
4,000,000		United States Treasury Floating Rate Notes, 0.414% (91-day T-Bills +0.034%), 3/1/2022	4,004,740
3,000,000		United States Treasury Floating Rate Notes, 0.415% (91-day T-Bills +0.035%), 3/1/2022	3,004,086
5,000,000		United States Treasury Notes, 0.125%, 5/31/2022	4,996,689
5,000,000		United States Treasury Notes, 0.125%, 10/31/2022	4,977,634
2,000,000		United States Treasury Notes, 0.125%, 12/31/2022	1,985,695
5,000,000		United States Treasury Notes, 1.875%, 8/31/2022	5,029,313
5,000,000		United States Treasury Notes, 2.000%, 11/30/2022	5,039,864
1,000,000		United States Treasury Notes, 2.125%, 12/31/2022	1,009,367
		TOTAL	30,047,388
		TOTAL U.S. TREASURIES (IDENTIFIED COST $58,085,850)	57,975,194
		MORTGAGE-BACKED SECURITIES—0.2%
		Federal National Mortgage Association—0.2%
1,695,572		3.500%, 9/1/2049	1,770,582
38,260		7.500%, 1/1/2032	43,489
125,791		7.500%, 8/1/2032	143,842
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,018,760)	1,957,913
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association ARM—0.1%
51,306		1.189%, 9/1/2027	51,616
76,556		1.487%, 5/1/2040	78,130
11,258		1.504%, 5/1/2040	11,493
101,548		1.504%, 8/1/2040	103,616
105,370		1.970%, 6/1/2036	108,920
174,410		2.003%, 9/1/2035	180,841
26,095		2.047%, 5/1/2036	27,184
94,355		2.085%, 6/1/2036	98,263
352,724		2.097%, 4/1/2033	361,917
47,008		2.133%, 4/1/2024	47,090
10,622		2.195%, 8/1/2032	10,782
63,644		2.205%, 9/1/2037	67,279
10,776		2.340%, 2/1/2033	11,158

Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$ 400,792		2.341%, 8/1/2034	$ 417,176
6,660		2.415%, 12/1/2032	6,914
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,564,602)	1,582,379
		REPURCHASE AGREEMENTS—36.0%
145,975,000		Interest in $1,610,000,000 joint repurchase agreement 0.05%, dated 2/28/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,610,002,236 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,642,202,281.	145,975,000
250,000,000		Interest in $550,000,000 joint repurchase agreement 0.06%, dated 2/28/2022 under which Bank of Nova Scotia will repurchase securities provided as collateral for $550,000,840 on 3/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2051 and the market value of those underlying securities was $561,000,857.	250,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $395,975,000)	395,975,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,096,784,163)	1,099,164,659
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(282,503)
		TOTAL NET ASSETS—100%	$1,098,882,156

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (The “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit